UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09116

Embarcadero Funds, Inc.

(Exact name of registrant as specified in charter)

Three Embarcadero Center, Suite 1120

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Edwin Restrepo

Three Embarcadero Center, Suite 1120

San Francisco, CA 94111

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 835-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports withthe Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

Absolute Return Fund

Market Neutral Fund

SEMI-ANNUAL REPORT

June 30, 2010

Embarcadero Funds
Sector Weightings
June 30, 2010 (Unaudited)

As of June 30, 2010, the Embarcadero Funds' portfolios were invested in the following sectors:

Absolute Return Fund

Short-Term Investments	100.00%
Total	100.00%

Market Neutral Fund

Short-Term Investments	100.00%
Total	100.00%

Embarcadero Absolute Return Fund
Schedule of Investments
June 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 96.85%
9,356,354	UMB Money Market Fiduciary 0.03% * (Cost $9,356,354)	$ 9,356,354

	TOTAL FOR SHORT TERM INVESTMENTS (Cost $9,356,354) - 96.85%	$ 9,356,354

	TOTAL INVESTMENTS (Cost $9,356,354) - 96.85%	$ 9,356,354

	OTHER ASSETS LESS LIABILITIES - 3.15%	303,880

	NET ASSETS - 100.00%	$ 9,660,234

* Variable rate security; the coupon rate shown represents the yield at June 30, 2010.
The accompanying notes are an integral part of these financial statements.

Embarcadero Market Neutral Fund
Schedule of Investments
June 30, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 98.02%
3,932,475	UMB Money Market Fiduciary 0.03% * (Cost $3,932,475)	$ 3,932,475

	TOTAL FOR SHORT TERM INVESTMENTS (Cost $3,932,475) - 98.02%	$ 3,932,475

	TOTAL INVESTMENTS (Cost $3,932,475) - 98.02%	$ 3,932,475

	OTHER ASSETS LESS LIABILITIES - 1.98%	79,336

	NET ASSETS - 100.00%	$ 4,011,811

* Variable rate security; the coupon rate shown represents the yield at June 30, 2010.
The accompanying notes are an integral part of these financial statements.

Embarcadero Funds
Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	Absolute	Market
	Return	Neutral
Assets:
Investments in Securities, at Value
(Cost $9,356,354 and $3,932,475, respectively)	$ 9,356,354	$ 3,932,475

Receivables:
Dividends and Interest	255	107
Due from Advisor	34,956	12,132
Prepaid Expenses	310,186	106,954
Total Assets	9,701,751	4,051,668
Liabilities:
Payables:
Accrued Management Fees	-	-
Other Accrued Expenses	13,599	39,857
Total Liabilities	13,599	39,857
Net Assets	$ 9,688,152	$ 4,011,811

Net Assets Consist of:
Paid In Capital	$ 299,726,493	$ 56,914,066
Accumulated Undistributed Net Investment Loss	(143,991)	(87,580)
Accumulated Realized Loss on Investments	(289,894,350)	(52,814,675)
Net Assets	$ 9,688,152	$ 4,011,811
Capital Stock, $0.0001 Par Value
Authorized	100,000,000	100,000,000
Issued and Outstanding	4,605,108	913,430

Net Asset Value and Offering Price Per Share	$ 2.10	$ 4.39

Short-term Redemption Price Per Share ($2.10 x 0.98), and ($4.39 x 0.98) *	$ 2.06	$ 4.30

* The Funds will deduct a 2% redemption fee for redemption proceeds if purchased and redeemed within 90 days.

The accompanying notes are an integral part of these financial statements.

Embarcadero Funds
Statement of Operations
June 30, 2010 (Unaudited)

	Absolute	Market
	Return	Neutral
Investment Income:
Dividends	$ -	$ -
Interest	1,403	710
Total Investment Income	1,403	710

Expenses:
Advisory Fees (Note 4)	97,473	34,390
Administrative & Accounting Fees	7,645	2,678
Distribution Fees	12,184	4,299
Insurance Fees	38,527	4,999
Proxy Solicitation	59,433	37,076
Registration Fees	6,572	5,559
Miscellaneous Fees	8,215	11,098
Legal Fees	43,724	13,940
Printing and Mailing Fees	36,809	12,841
Trustee Fees	8,463	4,968
Custody Fees	9,683	2,005
Audit Fees	7,941	3,952
Chief Compliance Officer Fees	5,052	3,846
Servicing Account Fees	10,003	19,264
Total Expenses	351,724	160,915
Expenses Reimbursed by the Advisor (Note 4)	(206,330)	(72,625)
Net Expenses	145,394	88,290

Net Investment Loss	(143,991)	(87,580)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	1,498,547	600,226
Net Change in Unrealized Appreciation on Investments	(1,098,340)	(453,608)
Net Realized and Unrealized Gain (Loss) on Investments	400,207	146,618

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 256,216	$ 59,038

The accompanying notes are an integral part of these financial statements.

Embarcadero Funds
Statements of Changes in Net Assets

	Absolute Return Fund		Market Neutral Fund

	(Unaudited)		(Unaudited)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	6/30/2010	12/31/2009	6/30/2010	12/31/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (143,991)	$ (649,643)	$ (87,580)	$ (206,451)
Net Realized Gain (Loss) on Investments	1,498,547	(895,542)	600,226	(220,638)
Net Change in Unrealized Appreciation/Depreciation on Investments	(1,098,340)	2,622,576	(453,608)	735,412
Net Increase in Net Assets Resulting from Operations	256,216	1,077,391	59,038	308,323

Capital Share Transactions:
Proceeds from Sale of Shares	1,280,945	261,140	1,689,664	260,616
Proceeds from Early Redemption Fees	-	114	-	-
Cost of Shares Redeemed	(1,574,637)	(1,629,212)	(479,103)	(590,954)
Net Increase (Decrease) from Shareholder Activity	(293,692)	(1,367,958)	1,210,561	(330,338)

Net Assets:
Net Increase (Decrease) in Net Assets	(37,476)	(290,567)	1,269,599	(22,015)
Beginning of Period	9,725,628	10,016,195	2,742,212	2,764,227
End of Period	$ 9,688,152	$ 9,725,628	$ 4,011,811	$ 2,742,212

Undistributed Net Investment Loss	$ (143,991)	-	$ (87,580)	-

Share Transactions:
Shares Sold	34,029	154,018	15,411	72,648
Shares Issued from All Cap Growth Fund, Small Cap Growth Fund
and Alternative Strategies Fund Reorganization	570,154	-	362,596	-
Shares Redeemed	(730,899)	(898,725)	(105,070)	(156,838)
Net Increase (Decrease) in Shares	(126,716)	(744,707)	272,937	(84,190)
Outstanding at Beginning of Period	4,731,824	5,476,531	640,493	724,683
Outstanding at End of Period	4,605,108	4,731,824	913,430	640,493

The accompanying notes are an integral part of these financial statements.

Embarcadero Absolute Return Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	6/30/2010		12/31/2009		12/31/2008		12/31/2007	12/31/2006	12/31/2005

Net Asset Value, at Beginning of Period	$ 2.06		$ 1.83		$ 4.24		$ 4.60	$ 4.15	$ 5.35

Income (Loss) From Investment Operations:
Net Investment Loss	(0.03)	*	(0.13)	*	(0.23)	*	(0.25)	(0.18)	(0.18)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.08		0.36		(2.18)		(0.11)	0.63	(1.02)
Total from Investment Operations	0.05		0.23		(2.41)		(0.36)	0.45	(1.20)

Proceeds from Redemption Fees **	-		-		-		-	-	-

Net Asset Value, at End of Period	$ 2.10		$ 2.06		$ 1.83		$ 4.24	$ 4.60	$ 4.15

Total Return ***	1.94%		12.57%		(56.84)%		(7.83)%	10.84%	(22.29)%

Net Assets at End of Period (Thousands)
Ratio of Expenses to Average Net Assets:	$ 9,688		$ 9,726		$ 10,016		$ 22,211	$ 35,450	$ 40,038
Net of waivers and reimbursements and expenses paid indirectly
by brokers (1)	2.98%		7.62%		8.27%		4.76%	3.70%	3.53%
Net of waivers and reimbursements and expenses and before
expenses paid indirectly by brokers (1)	2.98%		7.62%		8.89%		5.03%	4.44%	4.21%
Before waivers and reimbursements and expenses paid indirectly
by brokers	7.22%		7.62%		9.80%		5.88%	4.81%	4.21%
Ratio of Net Investment loss to average net assets:
Net of waivers and reimbursements and expenses paid indirectly
by brokers (1)	(2.95)%		(7.08)%		(7.86)%		(4.70)%	(3.46)%	(3.28)%
Before waivers and reimbursements and expenses paid indirectly
by brokers	(7.19)%		(7.08)%		(9.39)%		(5.82)%	(4.57)%	(3.96)%
Portfolio Turnover	0%		127%		560%		245%	778%	468%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Proceeds from redemption fees were less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(1) For the years ended December 31, 2009 and 2005, no expenses were waived or reimbursed.

The accompanying notes are an integral part of these financial statements.

Embarcadero Market Neutral Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	6/30/2010		12/31/2009		12/31/2008		12/31/2007	12/31/2006	12/31/2005

Net Asset Value, at Beginning of Period	$ 4.28		$ 3.81		$ 8.77		$ 9.64	$ 9.07	$ 10.36

Income (Loss) From Investment Operations:
Net Investment Loss	(0.11)	*	(0.30)	*	(0.47)	*	(0.61)	(0.39)	(0.36)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.22		0.77		(4.49)		(0.26)	0.96	(0.93)
Total from Investment Operations	0.11		0.47		(4.96)		(0.87)	0.57	(1.29)

Proceeds from Redemption Fees **	-		-		-		-	-	-

Net Asset Value, at End of Period	$ 4.39		$ 4.28		$ 3.81		$ 8.77	$ 9.64	$ 9.07

Total Return ***	2.57%		12.34%		(56.56)%		(9.03)%	6.29%	(12.37)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,012		$ 2,742		$ 2,764		$ 7,758	$ 12,112	$ 15,784
Ratio of Expenses to Average Net Assets:
Net of waivers and reimbursements on expenses paid indirectly
by brokers (1)	5.13%		8.68%		7.92%		5.38%	3.81%	3.32%
Net of waivers and reimbursements of expense and before
expenses paid indirectly by brokers (1)	5.13%		8.68%		8.68%		5.90%	4.95%	4.46%
Before waivers and reimbursements on expenses paid indirectly
by brokers	9.36%		8.68%		9.37%		6.78%	5.31%	4.46%
Ratio of Net Investment loss to average net assets:
Net of waivers and reimbursements on expenses paid indirectly
by brokers (1)	(5.09)%		(7.81)%		(7.60)%		(5.33)%	(3.30)%	(3.12)%
Before waivers and reimbursements on expenses paid indirectly
by brokers	(9.32)%		(7.81)%		(9.04)%		(6.73)%	(4.81)%	(4.26)%
Portfolio Turnover	0%		122%		683%		249%	817%	440%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Proceeds from redemption fees were less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(1) For the years ended December 31, 2009 and 2005, no expenses were waived or reimbursed.

The accompanying notes are an integral part of these financial statements.

EMBARCADERO FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2010 (UNAUDITED)

1. ORGANIZATION

Embarcadero Funds, Inc. (the "Company") (formerly known as the Van Wagoner Funds, Inc.) was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. The Absolute Return Fund (formerly known as the Small-Cap Growth Fund) and the Market Neutral Fund (formerly known as the All-Cap Growth Fund) (“the Funds”) are separate diversified investment portfolios of Embarcadero Funds, Inc.

As of June 30, 2010, the Market Neutral Fund invested in a money market funds awaiting implementation of the new investment program.

As of June 30, 2010, the Absolute Return Fund invested in a money market funds awaiting implementation of the new investment program.

The Securities and Exchange Commission issued an exemptive order under Section 6 (c) of the 1940 Act granting an exemption from Section 15(a) of the 1940 Act and Rule 18f-2 under that 1940 Act and certain disclosure requirements to the Funds on July 20, 2009.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). Such policies are consistently followed by the Funds in preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(A) INVESTMENT VALUATION - Securities held by the Funds are valued based on their current market value. Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing ask prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Company calculates net asset value, Van Wagoner Capital Management, Inc. (the “Advisor”) (or independent directors in the case of private equity securities) will determine the security's fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Absolute Return Fund
Equity	Level 1	Level 2	Level 3	Total
Cash Equivalents	$ 9,356,354	$ -	$ -	$ 9,356,354
Total Equity	9,356,354	-	-	9,356,354

Market Neutral Fund
Equity	Level 1	Level 2	Level 3	Total
Cash Equivalents	$ 3,932,475	$ -	$ -	$ 3,932,475
Total Equity	3,932,475	-	-	3,932,475

 (B) NEW ACCOUNTING PRONOUNCEMENT – In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures. There were no significant transfers in to and out of Levels 1 and 2 during the current period presented.  The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for the interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

(C) EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective average daily net assets.

(D) OPTION CONTRACTS - The Funds may purchase put options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. When option contracts expire or are closed, realized gains or losses on the options contracts are recognized on the options contracts without regard to any unrealized gains or losses on the underlying securities.

The Funds may also write (sell) covered call options to hedge portfolio investments. When a Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, a Fund may become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain or loss, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received increases the proceeds of the sale of the security, and the Fund realizes a gain or loss from the sale of the underlying security.

(E) DISTRIBUTIONS TO SHAREHOLDERS AND RECLASSIFICATION OF CAPITAL ACCOUNTS - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

No distributions were made during the last six months ended June 30, 2010 and in the years ended December 31, 2009 and 2008 for all Funds. The Funds may periodically make reclassifications among certain capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal income tax regulations, which may differ from GAAP; these reclassifications primarily relate to net operating losses and expiration of net capital loss carryforwards.  No reclassifications were made during the six months ended June 30, 2010.

 (F)   FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to continue to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders, which will be sufficient to relieve it from all or substantially all federal income taxes.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2006-2008, or expected to be taken in the Fund’s 2009 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(G)  OTHER - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3. TAX COMPONENTS OF CAPITAL

The cost of securities on a federal tax cost basis at December 31, 2009, for the All-Cap Growth, Small-Cap Growth, Absolute Return, Market Neutral, and Alternative

Strategies Funds, was $2,366,100, $8,541,602, $1,261,791, $1,069,398, and $615,857 respectively.

At December 31, 2009, gross unrealized appreciation and depreciation on investments on a federal income tax basis were as follows:

Fund	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation) on Investments
All-Cap Growth	$ 517,838	$ (195,722)	$ 322,116
Small-Cap Growth	1,284,494	(314,828)	969,666
Absolute Return	--	--	--
Market Neutral	--	--	--
Alternative Strategies	--	--	--

The book basis and tax basis of net unrealized appreciation/depreciation on investments differ primarily as a result of the tax deferral of losses on wash sales.

At December 31, 2009, the components of accumulated earnings/deficit on a tax basis were as follows:

Fund	Net Unrealized Appreciation on Investments	Accumulated Capital And Other Losses	Deferred Post-October Losses	Total Accumulated Earnings/Deficit
All-Cap Growth	$322,116	$ (53,062,771)	$(220,638)	$ (52,961,293)
Small-Cap Growth	$969,666	$(290,368,681)	$(895,542)	$(290,294,557)
Absolute Return	$ --	$(230,798,983)	$ --	$(230,798,983)
Market Neutral	$ --	$(181,271,466)	$ --	$(181,271,466)
Alternative Strategies	$ --	$ (70,049,366)	$ --	$ (70,049,366)

The Funds intend to retain capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. For federal income tax purposes, the Funds had capital loss carryforwards at December 31, 2009 as follows:

Date of Expiration	All-Cap Growth Fund	Small-Cap Growth Fund	Absolute Return Fund	Market Neutral Fund	Alternative Strategies Fund
2010	24,086,621	174,822,268	167,738,630	132,184,745	56,452,576
2011	19,406,798	73,869,977	49,142,144	37,716,740	7,417,678
2012	5,158,565	23,584,187	9,057,950	7,074,062	3,856,091
2013	679,356	9,299,078	4,860,259	4,295,919	2,323,021
2014	-	-	-	-	-
2015	116,183	47,596	-	-	-
2016	3,170,109	7,179,694	-	-	-
2017	445,139	1,565,881	-	-	-
Total	$ 53,062,771	$290,368,681	$230,798,983	$181,271,466	$70,049,366

In 2009 the Absolute Return Fund utilized $358,854 of capital loss carryforwards, the Market Neutral Fund utilized $179,709 of capital loss carryforwards and the Alternative Strategies Fund utilized $69,068 of capital loss carryforwards.

In 2009, capital losses of $237,221,614, $208,209,695, $188,209,638, and $119,524,755 expired for the Small-Cap Growth Fund, Absolute Return Fund, Market Neutral Fund, and Alternative Strategies Fund respectively

4. INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS

Van Wagoner Capital Management, Inc. (the “Advisor”) serves as investment advisor for the Absolute Return Fund and Market Neutral Fund.  The Absolute Return Fund and Market Neutral Fund pay the Advisor an annual management fee of 2.00% of average daily net assets, respectively. In addition, the Absolute Return Fund and Market Neutral Fund are subject to an expense limitation of 2.99%.  The Advisor has agreed to waive all or a portion of any advisory fees it may earn from these Funds, or to reimburse expenses, as necessary, in order to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding fees and expenses of other funds in which the Fund invests and dividend expenses on short sales, as well as all federal, state and local taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of securities, and merger expenses and extraordinary items) from exceeding 2.99% of these Fund’s average daily net assets. During the six months ended June 30, 2010 the Advisor earned $97,473 and $34,390 from the Absolute Return Fund, and Market Neutral Fund, respectively. For the six months ended June 30, 2010 the Advisor reimbursed expenses of $178,412, and $72,625 for the Absolute Return Fund, and Market Neutral Fund, respectively.

Mutual Shareholder Services, LLC, a Delaware Limited Liability Company (“MSS”) provides the Funds with accounting services pursuant to an accounting services agreement.  The services include the day-to-day fund accounting, maintenance of its records, preparation of reports, and assistance in the preparation and filing of the Company's various regulatory filings under federal and state laws.

5. SERVICE AND DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets. Absolute Return Fund and Market Neutral Fund made payments of 0.25% from January through June 2010.

6. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 2010, were as follows:

Fund	Purchases	Sales
Absolute Return	--	7,551,449
Market Neutral	--	2,697,019

7. CONTINGENCIES

INDEMNIFICATION ARRANGEMENTS - In the normal course of business, the Funds enter into contracts that provide for general indemnifications to the       counterparties to those contracts. The Company has not made any payments related to such arrangements for the six months ended June 30, 2010. The Funds' maximum exposure under these arrangements is dependent upon claims that may be made against the Funds in the future and, therefore, cannot be estimated. The Company believes that the outcome of these arrangements will not have a material adverse effect on the results of operations or net asset values of the Funds.

8. SUBSEQUENT EVENT

(a)

Management has evaluated fund related events and transactions that occurred subsequent to June 30, 2010, through the date of issuance of the Funds financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds financial statements.

(b)

At a special meeting of the Board of Directors held on June 25, 2010, the Board, including the Directors who are not considered “interested persons” of the Embarcadero Funds, Inc. (the “Company”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed among other matters, a proposal from Van Wagoner Capital Management, Inc., the Advisor to reorganize the series of the Company into a series of Tanaka Funds, Inc.  An Agreement and Plan of Reorganization (“Plan”) concerning the proposal together with related resolutions required to effect such Plan has been presented to the Board of Directors and approved unanimously, such action taken by unanimous written consent of the Board of Directors in July 2010.

9. SHAREHOLDER VOTING RESULTS

On March 22, 2010, the Company held a Special Meeting of Shareholders for the Absolute Return Fund II (formerly Absolute Return Fund), Market Neutral Fund II (formerly Market Neutral Fund) and Alternative Strategies Fund (each a “Fund” or the “Funds”), each a portfolio of the Embarcadero Funds, Inc. (the “Company”)

Absolute Return Fund

Proposal 1: To approve the Reorganization Plan insofar as it relates to Absolute Return Fund and Small-Cap Growth Fund, each a series of the Company, and the transactions contemplated thereby, including (a) the transfer of all the assets of Absolute Return Fund to, and the assumption of all the liabilities of Absolute Return Fund by, Small-Cap Growth Fund in exchange solely for shares of Small-Cap Growth Fund, (b) the distribution of those Small-Cap Growth Fund shares pro rata to shareholders of Absolute Return Fund and (c) the termination of Absolute Return Fund shortly afterwards.

For	Against	Abstain
271,401	7,361	3,144
96.27%	2.61%	1.12%

The following report on the voting record for shareholders of the Market Neutral Fund with respect to the proposal was then presented, noting that the Market Neutral Fund had changed its name to the Market Neutral Fund II and the All-Cap Growth Fund had changed its name to the Market Neutral Fund:

Market Neutral Fund

Proposal 1: To approve the Reorganization Plan insofar as it relates to Market Neutral Fund and All-Cap Growth Fund, each a series of the Company, and the transactions contemplated thereby, including (a) the transfer of all the assets of Market Neutral Fund to, and the assumption of all the liabilities of Market Neutral Fund by, All-Cap Growth Fund in exchange solely for shares of All-Cap Growth Fund, (b) the distribution of those All-Cap Growth Fund shares pro rata to shareholders of the Market Neutral Fund and (c) the termination of Market Neutral Fund shortly afterwards.

For	Against	Abstain
138,454	2,979	2,536
96.17%	2.07%	1.76%

The following report on the voting record for shareholders of the Alternative Strategies Fund with respect to the proposal was then presented, noting that the All-Cap Growth Fund had change its name to the Market Neutral Fund:

Alternative Strategies Fund

Proposal 1:  To approve the Reorganization Plan insofar as it relates to Alternative Strategies Fund and All-Cap Growth Fund, each a series of the Company, and the transactions contemplated thereby, including (a) the transfer of all the assets of Alternative Strategies Fund to, and the assumption of all the liabilities of Alternative Strategies Fund by, All-Cap Growth Fund in exchange solely for shares of All-Cap Growth Fund, (b) the distribution of those All-Cap Growth Fund shares pro rata to shareholders of the Alternative Strategies Fund and (c) the termination of Alternative Strategies Fund shortly afterwards.

For	Against	Abstain
156,064	8,019	4,010
92.84%	4.77%	2.39%

Embarcadero Funds
Expense Illustration
June 30, 2010 (Unaudited)

Expense Example

As a shareholder of the Embarcadero Funds, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. The Funds currently do not charge any transaction costs, such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions; or exchange fees. A redemption fee of 2.00% on shares redeemed within 90 days of purchase was implemented on January 1, 2009. This example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing cost of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table,  together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Actual Expenses

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	1/1/2010	6/30/2010	1/1/2010 to 6/30/2010	1/1/2010 to 6/30/2010
Absolute Return Fund	$1,000.00	$1,019.42	$17.83	3.56%
Market Neutral Fund	$1,000.00	$1,025.70	$25.77	5.13%

* Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Expenses (5% Annual Return before expenses)

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	1/1/2010	6/30/2010	1/1/2010 to 6/30/2010	1/1/2010 to 6/30/2010
Absolute Return Fund	$1,000.00	$1,007.14	$17.72	3.56%
Market Neutral Fund	$1,000.00	$999.36	$25.43	5.13%

* Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EMBARCADERO FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2010 (UNAUDITED)

Proxy Voting Policy and Voting Record

The Adviser is responsible for exercising the voting rights associated with the securities held by the Alternative Strategies Fund. The Sub Advisers are responsible for exercising the voting rights associated with the securities held by the other Funds. A description of the policies and procedures used by the Adviser and Subadvisers in fulfilling this responsibility is available without charge, upon request, by calling 1-800-228-2121. It is also available on the SEC’s website at www.sec.gov.

In addition, each Fund’s complete proxy voting record for the 12 months ended June 30, 2010 is available without charge, upon request, by calling toll free 1-800-228-2121. It is also available on the SEC’s website at www.sec.gov.

Quarterly Portfolio Disclosure

The Funds file their complete Schedule of Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of the fiscal quarter. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ Form N-Q is available, without charge, upon request, by calling toll free 1-800-228-2121.

Information Regarding the Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free 1-800-228-2121.

1-800-228-2121

                 This report is provided for the general information of the shareholders of the Embarcadero Funds. This report is not intended for distribution to prospective investors in these Funds, unless preceded or accompanied by an effective Prospectus.

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

The Board of Directors approved various amendments to the Code of Ethics as presented by the registrant’s chief compliance officer.  Those amendments included (i) clarifying and/or simplifying the definitions of access person, advisory person and supervised persons, (ii) prohibited transactions, transactions requiring pre-clearance and transactions not requiring pre-clearance were re-defined and (ii) the time periods in which to file required reports were conformed to the most current regulations.

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Directors has determined at this time not to name an audit committee financial expert and to seek out advice as to whether or not having an audit committee member serve as the audit committee financial expert would be necessary and beneficial to the funds.  At this time all of the members of the Audit Committee are “independent”, as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees:

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with the statutory and regulatory filings or engagement for those fiscal years were:

Audit Fees:

December 31, 2009

December 31, 2008

$42,500

$45,500

(b) Audit Related Fees:

The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item for those fiscal years were:

Audit Related Fees:

December 31, 2009

December 31, 2008

$0

$0

(c) Tax Fees:

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for those fiscal years were:

Tax Fees:

December 31, 2009

December 31, 2008

$12,500

$12,500

(d) All Other Fees:

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

All Other Fees:

December 31, 2009

December 31, 2008

$0

$0

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures.  The Audit Committee (the “Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the registrant or the investment adviser if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant.

(e)(2)  No services included in paragraphs (b) through (d) of this Item, as applicable, were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.

(g)  For the fiscal year ended December 31, 2009, the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant were $12,500.  For the fiscal year ended December 31, 2008, the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant were $12,500.  During these periods, no non-audit fees were billed to the registrant’s investment adviser.

(h)  The audit committee considered whether the provisions of non-audit services rendered to the registrant’s investment adviser by the registrant’s principal accountant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

The registrant has a separately designated audit committee consisting of the following members:  Mary Avella, Brian Dombrkowski and Edward Peterson, each of whom is not an “interested person” of the registrant as defined by the Investment Company Act of 1940, as amended.

Item 6. Investments.

(a)       Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Code of Ethics adopted May 15, 2009 was filed as Exhibit to the December 31, 2009 Form N-CSR filed with the SEC on April 30, 2010.

(a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not applicable.

(a)(4) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Embarcadero Funds, Inc.

By __________________

* /s/Edwin Restrepo

President and Treasurer

Date: September 2, 2010

*Print the name and title of each signing officer under his or her signature.